Share Capital - Options (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2004
Summary of stock option plans:
Options exercised during the year			480,000	424,000
Summary of stock options and related activity:
Options exercised during the year			(480,000)	(424,000)
Stock options
Summary of stock option plans:
Options granted to purchase ordinary shares under directors and employees incentive compensation plans (shares)		2,200,000	1,974,000	1,025,000	1,047,000
Weighted average grant date fair value (per share)		$ 5.99	$ 6.51	$ 8.60	$ 8.34
Total intrinsic value of stock options exercised			$ 8,546	$ 7,499	$ 16,076
Options exercised during the year			480,000	424,000	927,000
Compensation expense related to stock option plans			$ 8,961	$ 9,961	$ 8,294
Estimated tax benefit related to stock option plans			$ 0	$ (2)	$ 50
Summary of stock options and related activity:
Outstanding at beginning of year, shares		10,749,000	10,525,000
Granted, shares			1,974,000
Options exercised during the year			(480,000)	(424,000)	(927,000)
Canceled/expired, shares			(1,270,000)
Outstanding at end of year, shares			10,749,000	10,525,000
Options exercisable, shares			7,741,000
Options available for grant, shares	[1]		6,907,000
Outstanding at beginning of year, weighted average exercise price		$ 28.59	$ 32.42
Granted, weighted average exercise price			36.43
Exercised, weighted average exercise price			20.79
Canceled/expired, weighted average exercise price			75.34
Outstanding at end of year, weighted average exercise price			28.59	$ 32.42
Options exercisable, weighted average exercise price			$ 26.43
Weighted average remaining contractual term			5 years 4 months 24 days	4 years 9 months 18 days
Weighted average remaining contractual term, options exercisable			4 years 1 month 6 days
Aggregate intrinsic value, beginning of year		$ 121,085	$ 86,690
Aggregate intrinsic value, end of year			121,085	$ 86,690
Aggregate intrinsic value, options exercisable			105,990
Total unrecognized stock based compensation expense			$ 13,600
Number of non-vested options outstanding			3,000,000
Period for recognition of unrecognized expense			1 year 4 months 24 days
Number of stock options issued at an exercise price other than market price						295,000
Exercise price of options issued at above market price						$ 88.00
Market price at time of grant						$ 77.10

[1]	Available for grant includes shares that may be granted as either stock options, restricted stock, restricted stock units or performance units.